Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Details Narrative 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013
Outstanding principal of bridge notes	$ 0		$ 0	$ 1,062,500	$ 4,984,720
Notes converted into shares of common stock					4,153,934
Value per share					$ 1.20
Bridge Note Issued		200,000	700,000	3,148,470
Bridge note repaid		21,040	1,609,682	831,708
Amortization of deferred financing costs				263,255
Accrued interest	17,769	16,943	16,943	13,775
Discount amortization to interest expense	0	1,334,729	6,099,463	3,927,425
Digimark Note [Member]
Outstanding principal of bridge notes			182,460	100,000
Bridge NoteActivity 1 [Member]
Bridge Note Issued				520,000
Note due date				Feb. 02, 2012
Bridge note repaid			21,040
Bridge NoteActivity 2 [Member]
Bridge Note Issued			200,000
Bridge note repaid				65,000
Bridge NoteActivity 3 [Member]
Bridge Note Issued			75,000	220,100
Note due date				May 02, 2012
Bridge NoteActivity 4 [Member]
Bridge Note Issued				4,347,419
Bridge note repaid			36,659	184,081
Bridge note, new funds				2,656,250
Bridge note, principal amount and accrued interest				1,691,169
Bridge NoteActivity 5 [Member]
Bridge Note Issued			20,000
Note due date			Oct. 15, 2013
Bridge note repaid				5,000
Bridge NoteActivity 6 [Member]
Revaluation of derivative features			4,052,148
Bridge NoteActivity 7 [Member]
Bridge Note Issued			387,500
Bridge NoteActivity 8 [Member]
Bridge Note Issued			17,500
Bridge NoteActivity 9 [Member]
Bridge note, principal amount and accrued interest			4,984,720
Shares issued in conversion of note			4,153,934
Bridge NoteActivity 10 [Member]
Bridge note, principal amount and accrued interest			369,786
Shares issued in conversion of note			308,155
BridgeNoteActivity11 [Member}
Shares issued for accrued interest payable			95,404
BridgeNoteActivity12 [Member}
Bridge Note Issued			$ 20,000